Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment
6.	PREMISES AND EQUIPMENT

A summary of the cost and accumulated depreciation and amortization of premises and equipment follows:

			Estimated
	December 31,		Useful
	2013	2012	Lives
	(In thousands)
Land and land improvements	$8,243	$8,243	N/A
Buildings	33,393	32,850	40 years
Leasehold improvements	4,637	4,022	5-20 years
Equipment	16,154	14,398	3-7 years

	62,427	59,513
Less accumulated depreciation and amortization	(23,001)	(20,794)

	$39,426	$38,719

Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011 amounted to $2.3 million, $2.1 million and $2.3 million, respectively.

Lease Commitments

The Company is obligated under non-cancelable operating lease agreements for banking offices and facilities. These leases have terms with renewal options, the cost of which is not included below. The leases generally provide that real estate taxes, insurance, maintenance and other related costs are to be paid by the Company. At December 31, 2013, future minimum lease payments are as follows:

Years Ending December 31,	Amount
(In thousands)
2014	$1,341
2015	1,350
2016	1,272
2017	1,091
2018	1,008
Thereafter	4,646

$10,708

Total rent expense for all operating leases amounted to $1.2 million, $963,000 and $708,000 for the years ended December 31, 2013, 2012 and 2011, respectively.